Shareholders' capital - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Millions, shares in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Apr. 28, 2020
Shareholders' capital
Dividends paid, ordinary shares	$ 90.1	$ 427.3
Dividends paid, ordinary shares per share	$ 0.58	$ 2.76
Reduction in stated capital			3.7